Vessels, net (Details Textual) (USD $) In Thousands, unless otherwise specified	6 Months Ended
	Jun. 30, 2012	Jun. 30, 2011 DWT
Weightage Of Vessel Sold		26,318
Proceeds from Sale of Productive Assets	$ 0	$ 4,200
Gain on sale of vessel	0	1,561
Payments of bank loans	0	10,538
Deferred Costs		177
Asset Impairment Charges		46,515
Deutsche Bank Nederland [Member]
Payments of bank loans		3,700
M V Free Jupiter [Member]
Asset Impairment Charges		15,048
M V Free Lady [Member]
Asset Impairment Charges		$ 31,467